MERRILL LYNCH
                                                              INTERMEDIATE
                                                              GOVERNMENT
                                                              BOND FUND

                               [GRAPHIC OMITTED]

                                                     STRATEGIC
                                                              Performance

                                                              Semi-Annual Report
                                                              April 30, 1999

                 Merrill Lynch Intermediate Government Bond Fund

DEAR SHAREHOLDER

Interest rates moved sharply higher during the three months ended April 30, 1999. The yield on the Treasury's ten-year note rose from 4.75% at the beginning of the April quarter (its lowest level of the three-month period) to 5.42% in early March. The yield fell to just above 5.00% in early April, only to jump back up to close the quarter at 5.35%, near its high for the year.

Strong economic growth around the world was the main reason for the increase in Treasury yields. In the United States, gross domestic product growth grew at a stronger-than-expected rate of 4.5%, spurred on by consumer spending, which jumped 6.7%. Consumers benefited from low unemployment rates and the wealth effect generated from a booming stock market. Overseas, Asian countries at the heart of the 1998 crises showed the beginnings of recovery.

This global recovery led to concerns of a rekindling of inflation. Prices for commodities such as copper rose. More important, the price of crude oil surged, spurred on mainly by an agreement by the Organization of Petroleum Exporting Countries to limit production, but also on expectations of increased demand by recovering economies. While the reported consumer price index for March showed only a 2.1% gain for the last 12 months (excluding food and energy), many investors wondered how long the favorable reports would continue. Beyond the gain in interest rates, the market environment was influenced by a flight from quality. This is in stark reversal of the flight to quality trades we experienced in the third quarter of last year.

In anticipation of this environment, we have been increasing our allocation to mortgage-backed securities (MBS) throughout the year. We started 1999 with only a 4% allocation to MBS, but increased this to 15% of net assets by the end of January and to 23% by the end of February. At April 30, 1999, our allocation to MBS stood just above 30% of net assets. Concurrently, we reduced our position in Treasury holdings from 59% of net assets at the beginning of the April quarter to 50% at the end of the quarter, with a duration of 4.4 years. Our allocation to Government agency debentures held relatively steady. We saw investment-grade corporate bond yield spreads relative to Treasury issues compressing and agency spreads widening since the beginning of the year, a condition that we believed could not last. Only recently have agency spreads begun to rally.

In Conclusion

We thank you for your continued investment in Merrill Lynch Intermediate Government Bond Fund, and we look forward to discussing our outlook and strategy with you in our upcoming quarterly report to shareholders.

Sincerely,


/s/ Robert W. Crook

Robert W. Crook
President and Trustee


/s/ Ralph A. DeCesare

Ralph A. DeCesare
Vice President and Portfolio Manager

June 9, 1999

Merrill Lynch Intermediate Government Bond Fund                   April 30, 1999

PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 1% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 1% if redeemed during the first year, decreasing to 0% after the first year. In addition, Class B Shares are subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 1% and an account maintenance fee of 0.10% (but no distribution fee). The Fund's shareholders as of February 18, 1997 became holders of Class D Shares.

      None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results*

                                                                                       Ten Years/     Standardized
                                                           12 Month       3 Month    Since Inception  30-Day Yield
                                                         Total Return  Total Return   Total Return    As of 4/30/99
===================================================================================================================
ML Intermediate Government Bond Fund Class A Shares          +6.29%       -1.17%         + 14.82%         4.83%
-------------------------------------------------------------------------------------------------------------------
ML Intermediate Government Bond Fund Class B Shares          +5.64        -1.30          + 13.71          4.37
-------------------------------------------------------------------------------------------------------------------
ML Intermediate Government Bond Fund Class C Shares          +5.90        -1.24          + 13.87          4.63
-------------------------------------------------------------------------------------------------------------------
ML Intermediate Government Bond Fund Class D Shares          +6.18        -1.20          +100.41+         4.73
===================================================================================================================

* Investment results shown do not reflect sales charges; results would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. The Fund's ten-year/since inception periods are Class A, Class B & Class C Shares, from 2/18/97 to 4/30/99 and Class D Shares, for the ten years ended 4/30/99.

+ Performance for Class D Shares for the period prior to 2/18/97 was when the Fund operated under a different investment objective.

Merrill Lynch Intermediate Government Bond Fund                   April 30, 1999

PERFORMANCE DATA (concluded)

Average Annual Total Return

                                          % Return Without        % Return With
                                            Sales Charge          Sales Charge**
================================================================================
Class A Shares*
================================================================================
Year Ended 3/31/99                             +6.53%                 +5.46%
--------------------------------------------------------------------------------
Inception (2/18/97)
through 3/31/99                                +6.68                  +6.17
--------------------------------------------------------------------------------
*     Maximum sales charge is 1%.
**    Assuming maximum sales charge.

                                             % Return               % Return
                                           Without CDSC             With CDSC**
================================================================================
Class B Shares*
================================================================================
Year Ended 3/31/99                             +5.77%                 +4.77%
--------------------------------------------------------------------------------
Inception (2/18/97)
through 3/31/99                                +6.16                  +6.16
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                             % Return               % Return
                                           Without CDSC             With CDSC**
================================================================================
Class C Shares*
================================================================================
Year Ended 3/31/99                             +6.14%                 +5.14%
--------------------------------------------------------------------------------
Inception (2/18/97)
through 3/31/99                                +6.27                  +6.27
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                          % Return Without        % Return With
                                            Sales Charge          Sales Charge**
================================================================================
Class D Shares*
================================================================================
Year Ended 3/31/99                             +6.20%                 +5.14%
--------------------------------------------------------------------------------
Five Years Ended 3/31/99+                      +5.84                  +5.63
--------------------------------------------------------------------------------
Ten Years Ended 3/31/99+                       +7.34                  +7.23
--------------------------------------------------------------------------------
*     Maximum sales charge is 1%.
**    Assuming maximum sales charge.
+ Performance for Class D Shares for the period prior to 2/18/97 was when the Fund operated under a different investment objective.

Merrill Lynch Intermediate Government Bond Fund                   April 30, 1999

SCHEDULE OF INVESTMENTS

                                                    Face          Interest            Maturity       Value
Issue                                              Amount           Rate               Date(s)     (Note 1a)
=============================================================================================================
US Government & Agency Obligations--98.3%
US Treasury Notes & Bonds                       $ 1,250,000         5.25%              8/15/03    $ 1,249,413
                                                 11,000,000         5.625              5/15/08     11,165,000
                                                    250,000         5.75              10/31/02        254,257
                                                 13,500,000         5.75               8/15/03     13,746,780
                                                  4,400,000         7.25               5/15/04      4,778,136
                                                  7,750,000         7.25               8/15/04      8,437,812
                                                  1,000,000         7.50               5/15/02      1,063,280
                                                  3,250,000         7.50               2/15/05      3,595,312
                                                  2,000,000         7.875              8/15/01      2,116,880
                                                  1,000,000        10.00               5/15/10      1,226,250
                                                  2,000,000        11.875             11/15/03      2,519,060
                                                  2,100,000        13.375              8/15/01      2,467,500
=============================================================================================================
Federal Farm Credit Banks                         1,000,000         6.375              8/06/07      1,026,560
=============================================================================================================
Federal Home Loan Banks                           3,000,000         5.125              2/26/02      2,970,000
=============================================================================================================
Federal Home Loan Mortgage Corporation            3,999,600         6.00       3/01/14-4/01/14      3,969,474
                                                  3,000,000         6.50                   TBA*+    3,027,180
                                                  4,000,000         7.00                   TBA*+    4,057,480
=============================================================================================================
Federal National Mortgage Association             2,000,000         5.43               3/29/01      1,996,880
                                                  3,000,000         5.81               3/02/04      2,982,660
                                                  4,000,000         5.94              12/19/08      3,865,000
                                                  5,882,984         6.00      4/01/13-12/01/13+     5,827,802
                                                    993,116         6.105              8/01/08+       987,159
                                                    989,434         6.40               1/01/06+     1,001,468
                                                  5,960,900         6.50      10/25/03-3/01/14+     6,025,853
                                                  2,000,000         6.95              11/13/06      2,036,880
                                                  3,050,000         6.96               9/05/12      3,190,575
                                                  6,879,980         7.00      6/01/06-12/01/13+     7,028,042
                                                  2,000,000         7.15               8/27/12      2,025,940
=============================================================================================================
Government National Mortgage Association            500,000         7.00                   TBA*+      507,340
=============================================================================================================
Total US Government & Agency Obligations (Cost--$106,948,037)                                     105,145,973
=============================================================================================================

Merrill Lynch Intermediate Government Bond Fund                   April 30, 1999

SCHEDULE OF INVESTMENTS (concluded)

                                                                                                     Value
Face Amount                                 Short-Term Securities                                  (Note 1a)
=============================================================================================================
US Government Agency Obligations**--3.3%
$1,200,000      Federal Home Loan Bank, 4.66% due 5/12/1999                                      $  1,198,602
$2,323,000      Federal National Mortgage Association, 4.70% due 5/06/1999                          2,322,090
=============================================================================================================
Total US Government Agency Obligations (Cost--$3,520,692)                                           3,520,692
=============================================================================================================

Repurchase Agreements***--4.5%
$4,800,000      Warburg Dillon Read LLC, purchased on 4/30/1999 to yield 4.88% to 5/03/1999         4,800,000
=============================================================================================================
Total Repurchase Agreements (Cost--$4,800,000)                                                      4,800,000
=============================================================================================================
Total Short-Term Securities (Cost--$8,320,692)                                                      8,320,692
=============================================================================================================
Total Investments (Cost--$115,268,729)--106.1%                                                    113,466,665

Liabilities in Excess of Other Assets--(6.1%)                                                      (6,543,654)
                                                                                                 ------------
Net Assets--100.0%                                                                               $106,923,011
                                                                                                 ============
=============================================================================================================

* Represents a "to-be-announced" (TBA) transaction. The Fund has committed to purchasing securities for which all specific information is not available at this time.
** Certain US Government Agency Obligations are traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Fund.
*** Repurchase Agreements are fully collateralized by US Government & Agency Obligations.
+ Mortgage-Backed Obligations are subject to principal paydowns as a result of prepayments or refinancings of the underlying mortgage investments. As a result, the average life may be substantially less than original maturity.

      See Notes to Financial Statements.

Merrill Lynch Intermediate Government Bond Fund                   April 30, 1999

FINANCIAL INFORMATION

Statement of Assets and Liabilities as of April 30, 1999

Assets:              Investments, at value (identified cost--$115,268,729) (Note 1a) ...                 $113,466,665
                     Cash ..............................................................                          583
                     Receivables:
                       Interest ........................................................ $  1,698,209
                       Principal paydowns ..............................................      286,108
                       Beneficial interest sold ........................................      235,378
                       Loaned securities (Note 5) ......................................          116       2,219,811
                                                                                         ------------
                     Prepaid registration fees and other assets (Note 1e) ..............                       43,443
                                                                                                         ------------
                     Total assets ......................................................                  115,730,502
                                                                                                         ------------
=====================================================================================================================
Liabilities:         Payables:
                       Securities purchased ............................................    7,632,785
                       Beneficial interest redeemed ....................................      903,734
                       Dividends to shareholders (Note 1f) .............................      156,001
                       Investment adviser (Note 2) .....................................       38,211
                       Distributor (Note 2) ............................................       24,573       8,755,304
                                                                                         ------------
                     Accrued expenses and other liabilities ............................                       52,187
                                                                                                         ------------
                     Total liabilities .................................................                    8,807,491
                                                                                                         ------------
=====================================================================================================================
Net Assets:          Net assets ........................................................                 $106,923,011
                                                                                                         ============
=====================================================================================================================
Net Assets           Class A Shares of beneficial interest, $0.10 par value, unlimited
Consist of:          number of shares authorized .......................................                 $    250,854
                     Class B Shares of beneficial interest, $0.10 par value, unlimited
                     number of shares authorized .......................................                      471,789
                     Class C Shares of beneficial interest, $0.10 par value, unlimited
                     number of shares authorized .......................................                       51,037
                     Class D Shares of beneficial interest, $0.10 par value, unlimited
                     number of shares authorized .......................................                      322,840
                     Paid-in capital in excess of par ..................................                  115,024,459
                     Accumulated realized capital losses on investments--net (Note 6) ..                   (7,395,904)
                     Unrealized depreciation on investments--net .......................                   (1,802,064)
                                                                                                         ------------
                     Net assets ........................................................                 $106,923,011
                                                                                                         ============
=====================================================================================================================
Net Asset Value:     Class A--Based on net assets of $24,463,138 and 2,508,535 shares of
                     beneficial interest outstanding ...................................                 $       9.75
                                                                                                         ============
                     Class B--Based on net assets of $46,007,004 and 4,717,893 shares of
                     beneficial interest outstanding ...................................                 $       9.75
                                                                                                         ============
                     Class C--Based on net assets of $4,973,518 and 510,368 shares of
                     beneficial interest outstanding ...................................                 $       9.74
                                                                                                         ============
                     Class D--Based on net assets of $31,479,351 and 3,228,398 shares of
                     beneficial interest outstanding ...................................                 $       9.75
                                                                                                         ============
=====================================================================================================================

            See Notes to Financial Statements.

Merrill Lynch Intermediate Government Bond Fund                   April 30, 1999

Statement of Operations for the Six Months Ended April 30, 1999

Investment Income    Interest and discount earned .........................................               $ 2,979,716
(Note 1d):           Other ................................................................                    33,263
                                                                                                          -----------
                     Total income .........................................................                 3,012,979
                                                                                                          -----------
=====================================================================================================================
Expenses:            Investment advisory fees (Note 2) .................................... $   195,841
                     Account maintenance and distribution fees--Class B (Note 2) ..........     112,681
                     Professional fees ....................................................      34,586
                     Registration fees (Note 1e) ..........................................      30,853
                     Accounting services (Note 2) .........................................      28,297
                     Printing and shareholder reports .....................................      20,030
                     Trustees' fees and expenses ..........................................      17,256
                     Account maintenance fees--Class D (Note 2) ...........................      16,313
                     Transfer agent fees--Class B (Note 2) ................................      12,807
                     Transfer agent fees--Class D (Note 2) ................................       7,343
                     Account maintenance and distribution fees--Class C (Note 2) ..........       6,867
                     Custodian fees .......................................................       5,135
                     Transfer agent fees--Class A (Note 2) ................................       3,184
                     Transfer agent fees--Class C (Note 2) ................................       1,650
                     Pricing fees .........................................................         906
                     Other ................................................................       1,702
                                                                                            -----------
                     Total expenses before reimbursement ..................................     495,451
                     Reimbursement of expenses (Note 2) ...................................     (71,835)
                                                                                            -----------
                     Total expenses after reimbursement ...................................                   423,616
                                                                                                          -----------
                     Investment income--net ...............................................                 2,589,363
                                                                                                          -----------
=====================================================================================================================
Realized &           Realized loss from investments--net ..................................                  (271,241)
Unrealized           Change in unrealized appreciation/depreciation on investments--net ...                (3,333,233)
Loss on                                                                                                   -----------
Investments--Net     Net Decrease in Net Assets Resulting from Operations .................               $(1,015,111)
(Notes 1d & 3):                                                                                           ===========
=====================================================================================================================

            See Notes to Financial Statements.

Merrill Lynch Intermediate Government Bond Fund                   April 30, 1999

Statements of Changes in Net Assets

                                                                                               For the Six       For the
                                                                                              Months Ended     Year Ended
                                                                                                April 30,      October 31,
Increase (Decrease) in Net Assets:                                                                1999            1998
==========================================================================================================================
Operations:          Investment income--net ................................................  $  2,589,363    $  2,183,971
                     Realized gain (loss) on investments--net ..............................      (271,241)        807,327
                     Change in unrealized appreciation/depreciation on investments--net ....    (3,333,233)        805,550
                                                                                              ------------    ------------
                     Net increase (decrease) in net assets resulting from operations .......    (1,015,111)      3,796,848
                                                                                              ------------    ------------
==========================================================================================================================
Dividends to         Investment income--net:
Shareholders           Class A .............................................................      (400,798)        (51,694)
(Note 1f):             Class B .............................................................    (1,144,310)       (415,382)
                       Class C .............................................................      (146,534)        (42,950)
                       Class D .............................................................      (897,721)     (1,673,945)
                                                                                              ------------    ------------
                     Net decrease in net assets resulting from dividends to shareholders ...    (2,589,363)     (2,183,971)
                                                                                              ------------    ------------
==========================================================================================================================
Beneficial Interest  Net increase in net assets derived from beneficial
Transactions         interest transactions .................................................    29,565,899      49,242,919
(Note 4):                                                                                     ------------    ------------
==========================================================================================================================
Net Assets:          Total increase in net assets ..........................................    25,961,425      50,855,796
                     Beginning of period ...................................................    80,961,586      30,105,790
                                                                                              ------------    ------------
                     End of period .........................................................  $106,923,011    $ 80,961,586
                                                                                              ============    ============
==========================================================================================================================

            See Notes to Financial Statements.

Merrill Lynch Intermediate Government Bond Fund                   April 30, 1999

Financial Highlights

                                                                                                       Class A
                                                                                       --------------------------------------
                                                                                       For the                       For the
                                                                                         Six           For the        Period
The following per share data and ratios have been derived                              Months            Year        Feb. 18,
from information provided in the financial statements.                                  Ended           Ended        1997+ to
                                                                                       April 30,       Oct. 31,      Oct. 31,
Increase (Decrease) in Net Asset Value:                                                  1999            1998          1997
=============================================================================================================================
Per Share            Net asset value, beginning of period .........................    $  10.11        $   9.74      $   9.66
Operating                                                                              --------        --------      --------
Performance:         Investment income--net .......................................         .32             .59           .39
                     Realized and unrealized gain (loss) on investments--net ......        (.36)            .37           .08
                                                                                       --------        --------      --------
                     Total from investment operations .............................        (.04)            .96           .47
                                                                                       --------        --------      --------
                     Less dividends from investment income--net ...................        (.32)           (.59)         (.39)
                                                                                       --------        --------      --------
                     Net asset value, end of period ...............................    $   9.75        $  10.11      $   9.74
                                                                                       ========        ========      ========
=============================================================================================================================
Total Investment     Based on net asset value per share ...........................        (.83%)++       10.23%         5.04%++
Return:**                                                                              ========        ========      ========
=============================================================================================================================
Ratios to Average    Expenses, net of reimbursement ...............................         .64%*           .76%         1.12%*
Net Assets:                                                                            ========        ========      ========
                     Expenses .....................................................         .72%*          1.09%         2.08%*
                                                                                       ========        ========      ========
                     Investment income--net .......................................        5.44%*          5.99%         5.95%*
                                                                                       ========        ========      ========
=============================================================================================================================
Supplemental         Net assets, end of period (in thousands) .....................    $ 24,463        $  1,905      $    425
Data:                                                                                  ========        ========      ========
                     Portfolio turnover ...........................................       67.40%         108.06%       201.55%
                                                                                       ========        ========      ========
=============================================================================================================================

                                                                                                       Class B
                                                                                       --------------------------------------
                                                                                       For the                       For the
                                                                                         Six           For the        Period
The following per share data and ratios have been derived                              Months            Year        Feb. 18,
from information provided in the financial statements.                                  Ended           Ended        1997+ to
                                                                                       April 30,       Oct. 31,      Oct. 31,
Increase (Decrease) in Net Asset Value:                                                  1999            1998          1997
=============================================================================================================================
Per Share            Net asset value, beginning of period .........................    $  10.11        $   9.74      $   9.66
Operating                                                                              --------        --------      --------
Performance:         Investment income--net .......................................         .26             .54           .37
                     Realized and unrealized gain (loss) on investments--net ......        (.36)            .37           .08
                                                                                       --------        --------      --------
                     Total from investment operations .............................        (.10)            .91           .45
                                                                                       --------        --------      --------
                     Less dividends from investment income--net ...................        (.26)           (.54)         (.37)
                                                                                       --------        --------      --------
                     Net asset value, end of period ...............................    $   9.75        $  10.11      $   9.74
                                                                                       ========        ========      ========
=============================================================================================================================
Total Investment     Based on net asset value per share ...........................       (1.08%)++        9.68%         4.81%++
Return:**                                                                              ========        ========      ========
=============================================================================================================================
Ratios to Average    Expenses, net of reimbursement ...............................        1.09%*          1.23%         1.39%*
Net Assets:                                                                            ========        ========      ========
                     Expenses .....................................................        1.24%*          1.54%         2.42%*
                                                                                       ========        ========      ========
                     Investment income--net .......................................        5.08%*          5.34%         5.69%*
                                                                                       ========        ========      ========
=============================================================================================================================
Supplemental         Net assets, end of period (in thousands) .....................    $ 46,007        $ 39,975      $    829
Data:                                                                                  ========        ========      ========
                     Portfolio turnover ...........................................       67.40%         108.06%       201.55%
                                                                                       ========        ========      ========
=============================================================================================================================

      *     Annualized.
      **    Total investment returns exclude the effects of sales loads.
      +     Commencement of operations.
      ++    Aggregate total investment return.

            See Notes to Financial Statements.

Merrill Lynch Intermediate Government Bond Fund                   April 30, 1999

Financial Highlights (continued)

                                                                                                       Class C
                                                                                       --------------------------------------
                                                                                       For the                       For the
                                                                                         Six           For the        Period
The following per share data and ratios have been derived                              Months            Year        Feb. 18,
from information provided in the financial statements.                                  Ended           Ended        1997+ to
                                                                                       April 30,       Oct. 31,      Oct. 31,
Increase (Decrease) in Net Asset Value:                                                  1999            1998          1997
=============================================================================================================================
Per Share            Net asset value, beginning of period .........................    $  10.11        $   9.73      $   9.66
Operating                                                                              --------        --------      --------
Performance:         Investment income--net .......................................         .30             .57           .36
                     Realized and unrealized gain (loss) on investments--net ......        (.37)            .38           .07
                                                                                       --------        --------      --------
                     Total from investment operations .............................        (.07)            .95           .43
                                                                                       --------        --------      --------
                     Less dividends from investment income--net ...................        (.30)           (.57)         (.36)
                                                                                       --------        --------      --------
                     Net asset value, end of period ...............................    $   9.74        $  10.11      $   9.73
                                                                                       ========        ========      ========
=============================================================================================================================
Total Investment     Based on net asset value per share ...........................       (1.06%)++       10.05%         4.57%++
Return:**                                                                              ========        ========      ========
=============================================================================================================================
Ratios to Average    Expenses, net of reimbursement ...............................         .83%*           .95%         1.47%*
Net Assets:                                                                            ========        ========      ========
                     Expenses .....................................................        1.00%*          1.26%         2.64%*
                                                                                       ========        ========      ========
                     Investment income--net .......................................        5.33%*          5.54%         5.55%*
                                                                                       ========        ========      ========
=============================================================================================================================
Supplemental         Net assets, end of period (in thousands) .....................    $  4,974        $  4,674      $     47
Data:                                                                                  ========        ========      ========
                     Portfolio turnover ...........................................       67.40%         108.06%       201.55%
                                                                                       ========        ========      ========
=============================================================================================================================

      *     Annualized.
      **    Total investment returns exclude the effects of sales loads.
      +     Commencement of operations.
      ++    Aggregate total investment return.

            See Notes to Financial Statements.

Merrill Lynch Intermediate Government Bond Fund                   April 30, 1999

FINANCIAL INFORMATION (concluded)

Financial Highlights (concluded)

                                                                                                Class D
                                                                     -------------------------------------------------------------
                                                                     For the
                                                                       Six
The following per share data and ratios have been derived             Months
from information provided in the financial statements.                Ended                For the Year Ended October 31,
                                                                     April 30,     -----------------------------------------------
Increase (Decrease) in Net Asset Value:                                1999          1998         1997         1996         1995
==================================================================================================================================
Per Share            Net asset value, beginning of period ........   $  10.11      $   9.74     $   9.68     $   9.82     $   9.60
Operating                                                            --------      --------     --------     --------     --------
Performance:         Investment income--net ......................        .31           .58          .55          .61          .62
                     Realized and unrealized gain (loss) on
                     investments--net ............................       (.36)          .37          .06         (.14)         .22
                                                                     --------      --------     --------     --------     --------
                     Total from investment operations ............       (.05)          .95          .61          .47          .84
                                                                     --------      --------     --------     --------     --------
                     Less dividends from investment income--net ..       (.31)         (.58)        (.55)        (.61)        (.62)
                                                                     --------      --------     --------     --------     --------
                     Net asset value, end of period ..............   $   9.75      $  10.11     $   9.74     $   9.68     $   9.82
                                                                     ========      ========     ========     ========     ========
==================================================================================================================================
Total Investment     Based on net asset value per share ..........       (.88%)+      10.12%        6.60%        4.87%        9.00%
Return:**                                                            ========      ========     ========     ========     ========
==================================================================================================================================
Ratios to Average    Expenses, net of reimbursement ..............        .67%*         .89%        1.25%         .97%         .96%
Net Assets:                                                          ========      ========     ========     ========     ========
                     Expenses ....................................        .83%*        1.22%        1.69%         .97%         .96%
                                                                     ========      ========     ========     ========     ========
                     Investment income--net ......................       5.50%*        5.94%        5.71%        6.19%        6.38%
                                                                     ========      ========     ========     ========     ========
==================================================================================================================================
Supplemental         Net assets, end of period (in thousands) ....   $ 31,479      $ 34,408     $ 28,805     $ 47,281     $ 65,139
Data:                                                                ========      ========     ========     ========     ========
                     Portfolio turnover ..........................      67.40%       108.06%      201.55%       51.44%       47.90%
                                                                     ========      ========     ========     ========     ========
==================================================================================================================================

      *     Annualized.
      **    Total investment returns exclude the effects of sales loads.
      +     Aggregate total investment return.

            See Notes to Financial Statements.

Merrill Lynch Intermediate Government Bond Fund                   April 30, 1999

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch Intermediate Government Bond Fund (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund offers four classes of shares under the Merrill Lynch Select Pricing(SM) System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities traded in the over-the-counter markets are valued at the last available bid price or yield equivalent as obtained from dealers who make a market in the securities. US Government securities and securities issued by Federal agencies are traded in the over-the-counter market. Securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

(b) Repurchase agreements--The Fund invests in US Government securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Fund takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of discount and premium) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distrib-utor ("MLFD" or the "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at the annual rate of 0.40% of the average daily net assets of the Fund. For the six months ended April 30, 1999, MLAM earned fees of $195,841, of which $71,835 was waived.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The Distributor voluntarily did not collect any Class C distribution fees for the six months ended April 30, 1999. The fees are accrued daily and

Merrill Lynch Intermediate Government Bond Fund                   April 30, 1999

paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                      Account       Distribution
                                                   Maintenance Fee      Fee
--------------------------------------------------------------------------------
Class B .....................................           0.25%           0.25%
Class C .....................................           0.25%           0.25%
Class D .....................................           0.10%             --
--------------------------------------------------------------------------------

This fee is to compensate MLFD for the services it provides and the expenses borne by MLFD under the Distribution Agreement. As authorized by the Distribution Plans, MLFD has entered into an agreement with Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), which provides for the compensation of MLPF&S for providing distribution-related services to the Fund. Such services relate to the sale, promotion, and marketing of the shares of the Fund.

For the six months ended April 30, 1999, MLFD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class D Shares as follows:

--------------------------------------------------------------------------------
                                                        MLFD          MLPF&S
--------------------------------------------------------------------------------
Class D .....................................            $59           $724
--------------------------------------------------------------------------------

For the six months ended April 30, 1999, MLPF&S received a contingent deferred sales charge of $89,326 relating to transactions in Class B Shares.

For the six months ended April 30, 1999, the Fund paid Merrill Lynch Security Pricing Service, an affiliate of MLPF&S, $156 for security price quotations to compute the net asset value of the Fund.

Accounting services are provided to the Fund by MLAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of MLAM, PSI, PFD, and/ or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended April 30, 1999 were $96,677,386 and $62,081,946, respectively.

Net realized losses for the six months ended April 30, 1999 and net unrealized losses as of April 30, 1999 were as follows:

--------------------------------------------------------------------------------
                                                   Realized        Unrealized
                                                    Losses           Losses
--------------------------------------------------------------------------------
Long-term investments .......................     $ (271,241)     $(1,802,064)
                                                  ----------      -----------
Total .......................................     $ (271,241)     $(1,802,064)
                                                  ==========      ===========
--------------------------------------------------------------------------------

As of April 30, 1999, net unrealized depreciation for Federal income tax purposes aggregated $1,802,064, of which $85,228 related to appreciated securities and $1,887,292 related to depreciated securities. The aggregate cost of investments at April 30, 1999 for Federal income tax purposes was $115,268,729.

4. Transactions in Shares of Beneficial Interest:

Net increase in net assets derived from beneficial interest transactions was $29,565,899 and $49,242,919 for the six months ended April 30, 1999 and for the year ended October 31, 1998, respectively.

Transactions in shares of beneficial interest were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Six Months                                   Dollar
Ended April 30, 1999                                Shares          Amount
--------------------------------------------------------------------------------
Shares sold .................................      2,747,981     $27,356,337
Shares issued to shareholders
in reinvestment of dividends ................          2,448          24,268
                                                   ---------     -----------
Total issued ................................      2,750,429      27,380,605
Shares redeemed .............................       (430,279)     (4,244,106)
                                                   ---------     -----------
Net increase ................................      2,320,150     $23,136,499
                                                   =========     ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A Shares for the Year                                         Dollar
Ended October 31, 1998                              Shares          Amount
--------------------------------------------------------------------------------
Shares sold .................................        544,445     $ 5,453,565
Shares issued to shareholders
in reinvestment of dividends ................          2,124          21,048
                                                   ---------     -----------
Total issued ................................        546,569       5,474,613
Shares redeemed .............................       (401,812)     (4,027,247)
                                                   ---------     -----------
Net increase ................................        144,757     $ 1,447,366
                                                   =========     ===========
--------------------------------------------------------------------------------

Merrill Lynch Intermediate Government Bond Fund                   April 30, 1999

NOTES TO FINANCIAL STATEMENTS (concluded)

--------------------------------------------------------------------------------
Class B Shares for the Six Months                                   Dollar
Ended April 30, 1999                                Shares          Amount
--------------------------------------------------------------------------------
Shares sold .................................      2,604,680     $25,893,525
Shares issued to shareholders
in reinvestment of dividends ................         86,101         852,266
                                                  ----------     -----------
Total issued ................................      2,690,781      26,745,791
Automatic conversion of shares ..............         (3,717)        (36,813)
Shares redeemed .............................     (1,922,659)    (19,043,120)
                                                  ----------     -----------
Net increase ................................        764,405     $ 7,665,858
                                                  ==========     ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Year                                         Dollar
Ended October 31, 1998                              Shares          Amount
--------------------------------------------------------------------------------
Shares sold .................................      4,530,074     $45,305,487
Shares issued to shareholders
in reinvestment of dividends ................         29,013         288,719
                                                  ----------     -----------
Total issued ................................      4,559,087      45,594,206
Automatic conversion of shares ..............         (5,817)        (40,396)
Shares redeemed .............................       (684,891)     (6,813,993)
                                                  ----------     -----------
Net increase ................................      3,868,379     $38,739,817
                                                  ==========     ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Six Months                                   Dollar
Ended April 30, 1999                                Shares          Amount
--------------------------------------------------------------------------------
Shares sold .................................        348,070     $ 3,459,476
Shares issued to shareholders
in reinvestment of dividends ................         11,958         118,315
                                                  ----------     -----------
Total issued ................................        360,028       3,577,791
Shares redeemed .............................       (312,230)     (3,091,119)
                                                  ----------     -----------
Net increase ................................         47,798     $   486,672
                                                  ==========     ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Year                                         Dollar
Ended October 31, 1998                              Shares          Amount
--------------------------------------------------------------------------------
Shares sold .................................        506,793     $ 5,074,086
Shares issued to shareholders
in reinvestment of dividends ................          2,869          28,676
                                                  ----------     -----------
Total issued ................................        509,662       5,102,762
Shares redeemed .............................        (51,908)       (517,906)
                                                  ----------     -----------
Net increase ................................        457,754     $ 4,584,856
                                                  ==========     ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Six Months                                   Dollar
Ended April 30, 1999                                Shares          Amount
--------------------------------------------------------------------------------
Shares sold .................................        761,899     $ 7,568,524
Automatic conversion of shares ..............          3,717          36,813
Shares issued to shareholders
in reinvestment of dividends ................         65,549         649,006
                                                  ----------     -----------
Total issued ................................        831,165       8,254,343
Shares redeemed .............................     (1,005,999)     (9,977,473)
                                                  ----------     -----------
Net decrease ................................       (174,834)    $(1,723,130)
                                                  ==========     ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                         Dollar
Ended October 31, 1998                              Shares          Amount
--------------------------------------------------------------------------------
Shares sold .................................      1,420,622     $14,078,604
Automatic conversion of shares ..............          5,819          40,396
Shares issued to shareholders
in reinvestment of dividends ................        123,655       1,215,520
                                                  ----------     -----------
Total issued ................................      1,550,096      15,334,520
Shares redeemed .............................     (1,105,420)    (10,863,640)
                                                  ----------     -----------
Net increase ................................        444,676      $4,470,880
                                                  ==========     ===========
--------------------------------------------------------------------------------

5. Loaned Securities:

At April 30, 1999, the Fund held US Treasury notes and bonds having an aggregate value of approximately $1,309,000 as collateral for portfolio securities loaned having a market value of approximately $1,249,000.

6. Capital Loss Carryforward:

At October 31, 1998, the Fund had a net capital loss carryforward of approximately $7,075,000, of which $3,224,000 expires in 2002, $1,996,000 expires in 2003, $977,000 expires in 2004 and $878,000 expires in 2005. This amount will be available to offset like amounts of any future taxable gains. Expired capital loss carryforward in the amount of $3,938,679 has been reclassified to paid-in capital in excess of par.

Merrill Lynch Intermediate Government Bond Fund                   April 30, 1999

OFFICERS AND TRUSTEES

Robert W. Crook, President and Trustee
A. Bruce Brackenridge, Trustee
Charles C. Cabot Jr., Trustee
James T. Flynn, Trustee
Terry K. Glenn, Trustee
Todd Goodwin, Trustee
George W. Holbrook Jr., Trustee
W. Carl Kester, Trustee
Christopher G. Ayoub, Senior Vice President
Michael J. Brady, Senior Vice President
William M. Breen, Senior Vice President
James J. Fatseas, Senior Vice President
Joseph T. Monagle Jr., Senior Vice President
William Wasel, Senior Vice President
Ann Catlin, Vice President
Ralph A. DeCesare, Vice President
Diana Frankland, Vice President
Mark E. Maguire, Vice President
Dianne F. McDonough, Vice President
Patricia A. Schena, Vice President
Barry F. X. Smith, Vice President
Karen D. Young, Vice President
Donald C. Burke, Vice President and Treasurer
Phillip Gillespie, Secretary

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Intermediate Government
Bond Fund
Box 9011
Princeton, NJ
08543-9011                                                          #IGB01--4/99

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